CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Goodwill	$ 355	$ 355
Other intangible assets	8,872	9,123
Property and equipment	137	153
Right-of-use assets	117	127
Receivables & other non-current assets	24	22
Deferred tax assets	173	171
Other investments	36	37
Total non-current assets	9,714	9,988
Corporate tax receivable	68	40
Inventories	18	18
Receivables & other current assets	1,212	1,112
Cash and cash equivalents	1,503	1,715
Total current assets	2,801	2,885
Total assets	12,515	12,873
SHAREHOLDERS’ EQUITY AND LIABILITIES
Share capital	10	10
Share premium	1,923	1,920
Other reserves	(397)	(181)
Retained earnings	4,421	4,098
Total shareholders' equity	5,957	5,847
Borrowings	4,841	5,001
Lease liabilities	120	134
Contract liabilities	88	95
Deferred tax liabilities	364	364
Other payables	5	5
Total non-current liabilities	5,418	5,599
Borrowings	294	273
Corporate tax payable	0	43
Lease liabilities	18	18
Contract liabilities	21	24
Other payables	807	1,069
Total current liabilities	1,140	1,427
Total liabilities	6,558	7,026
Total shareholders' equity and liabilities	$ 12,515	$ 12,873